Note 10 - Voyage Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of Voyage Revenues [Table Text Block]
For the year ended December 31, 2025
Time charters	$173,433
Time charters – related parties (Note 3)	5,118
Voyage charters and Contracts of Affreightment	264,024
Voyage charters and Contracts of Affreightment – related parties (Note 3)	154,648
Total	$597,223

Costamare Bulkers Holdings Limited Predecessor [Member]
Schedule of Voyage Revenues [Table Text Block]
	For the year ended December 31, 2023	For the year ended December 31, 2024	For the period from January 1, 2025 to May 6, 2025
Time charters	$228,818	$263,045	$70,217
Voyage charters and Contracts of Affreightment	434,297	722,269	169,502
Voyage charters – related parties (Note 3(b))	-	210,087	87,683
Total	$663,115	$1,195,401	$327,402